SUPPLEMENT

Dated February 12, 2010

to the

Class IA and IB Shares Prospectuses dated May 1, 2009

(the “Prospectuses”)

for Hartford HLS Funds

The Prospectuses are revised as follows effective March 19, 2010:

Hartford Value Opportunities HLS Fund and Hartford Value HLS Fund

At a Special Meeting of Shareholders held on January 26, 2010, the shareholders of Hartford Value Opportunities HLS Fund (the “Acquired Fund”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) in connection with the reorganization of the Acquired Fund with and into the Hartford Value HLS Fund (the “Acquiring Fund”). The Reorganization Agreement contemplates (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having equivalent value; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund will receive shares of the Acquiring Fund having value equivalent to shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganization.

The Reorganization contemplated by the Reorganization Agreement will be effected on or about March 19, 2010.  Following the Reorganization, the Acquired Fund will no longer exist.  Accordingly, all references and disclosures concerning the Hartford Value Opportunities HLS Fund are hereby deleted.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

Dated February 12, 2010

to the Statement of Additional Information

(the “SAI”)

for Hartford HLS Funds

dated May 1, 2009

The SAI is revised as follows effective March 19, 2010:

Hartford Value Opportunities HLS Fund

Hartford Value HLS Fund

At a Special Meeting of Shareholders held on January 26, 2010, the shareholders of Hartford Value Opportunities HLS Fund (the “Acquired Fund”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) in connection with the reorganization of the Acquired Fund with and into the Hartford Value HLS Fund (the “Acquiring Fund”). The Reorganization Agreement contemplates (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having equivalent value; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund will receive shares of the Acquiring Fund having value equivalent to shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganization.

The Reorganization contemplated by the Reorganization Agreement will be effected on or about March 19, 2010.  Following the Reorganization, the Acquired Fund will no longer exist.  Accordingly, all references and disclosures concerning the Hartford Value Opportunities HLS Fund are hereby deleted.

This Supplement should be retained with your SAI for future reference.